Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street Mclean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P. (“CCRE”)

German American Capital Corporation (“GACC”)

Starwood Mortgage Capital LLC (“Starwood”)

(together, the “Loan Sellers”)

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

Deutsche Bank Securities Inc.

KeyBanc Capital Markets Inc.

CastleOak Securities, L.P.

Drexel Hamilton, LLC

(together with the Loan Sellers, the “Specified Parties”)

Re: CF 2019-CF2 Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Loan Sellers contained in an electronic data file entitled “CF 2019-CF2 Final Accounting Tape.xls” provided to us on September 16, 2019 (the “Data File”) containing information on 48 mortgage loans (“Mortgage Loans”) and 136 related mortgaged properties (“Mortgage Properties”) which we were informed are to be included as collateral in the offering of the CF 2019-CF2 Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CF2. The Date File contains information from several Loan Sellers, a summary of the information contained inthe Data File is as follows:

Loan Seller	Number of Mortgage Loans	Number of Mortgaged Properties
CCRE	12	18
Keybank	15	86
GACC	3	3
Starwood	18	29
TOTAL	48	136

The Loan Sellers are responsible for the specified attributes identified by the Loan Sellers in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose. We performed no procedures on information contained in the Data File pertaining to Keybank.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality theshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means October 2019, as provided by the Loan Sellers.
•	The term “Reporting Period” means the time between September 7, 2019 (“Reporting Period Beginning Date”) and October 6, 2019 (“Reporting Period End Date”), as provided by the Loan Sellers.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Loan Sellers and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Sellers.
•	The term “Instructions” means the instructions provided by the Loan Sellers pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Loan Sellers to perform the agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File, except for those from Keybank.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Loan Sellers, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Loan Sellers in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, materiality thresholds and information provided to us by the Loan Sellers, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Loan Sellers, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Loan Sellers which

2

were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
September 16, 2019

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Loan Agreement
Property Name	Provided by Loan Seller
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, USPS
Property Type	Appraisal
Property Sub-Type	Appraisal
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units /Rentable Square Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease, Appraisal
Primary Unit of Measure	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Appraisal
Cut-off Date	Provided by Loan Seller
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is / Stabilized	Appraisal
"As is" Appraisal Value	Appraisal
"As is" Date of Valuation	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-1

ATTACHMENT A

Attribute	Source Document(s)
Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Grace Period (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Late Fee)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Payment Day	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original Interest Only Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maturity/ARD Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Final Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lockbox Type	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Cash Management	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lockout Expiration Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment/ Defeasance Begin Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment/ Defeasance End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-2

ATTACHMENT A

Attribute	Source Document(s)
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lien Position	Proforma Title Policy, Title Policy, Ground Lease
Ownership Interest	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Expiration Date	Proforma Title Policy, Title Policy, Ground Lease
Ground Lease Extension Options	Proforma Title Policy, Title Policy, Ground Lease
Cross-Collateralized	Cross-Collateralization Agreement, Loan Agreement
Pari Passu Debt (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Pari Passu Controlling Note (Yes/No)	Provided by Loan Seller
Non-Trust Pari Passu Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Non-Trust Pari Passu Cut-off Date Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Non-Trust Pari Passu Balloon Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Existing Additional Debt (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Amount	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Existing Additional Debt Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Future Debt Permitted (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Debt Permitted Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Debt Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-3

ATTACHMENT A

Attribute	Source Document(s)
Partial Prepayment or Release Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Substitution Allowed (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Substitution Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Second Most Recent Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Second Most Recent Occupancy Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Most Recent Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Most Recent Occupancy Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Current Physical Occupancy	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Current Rent Roll/Census Date	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Major Tenant Name # 1	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Name # 2	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Name # 3	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Name # 4	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Name # 5	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll, Lease Agreement
Top Five Movie Theater Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Health Club Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Bank Branch Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Restaurant Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Medical Office Tenant (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)	Provided by Loan Seller

A-5

ATTACHMENT A

Attribute	Source Document(s)
Borrower Issue Description	Provided by Loan Seller
Most Recent Operating Statement Date	Underwritten Financial Schedule
Most Recent # of Months	Underwritten Financial Schedule
Most Recent EGI	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule
Most Recent Capital Items	Underwritten Financial Schedule
Second Most Recent Operating Statement Date	Underwritten Financial Schedule
Second Most Recent EGI	Underwritten Financial Schedule
Second Most Recent Expenses	Underwritten Financial Schedule
Second Most Recent Capital Items	Underwritten Financial Schedule
Third Most Recent Operating Statement Date	Underwritten Financial Schedule
Third Most Recent EGI	Underwritten Financial Schedule
Third Most Recent Expenses	Underwritten Financial Schedule
Third Most Recent Capital Items	Underwritten Financial Schedule
UW Revenues	Underwritten Financial Schedule
UW EGI	Underwritten Financial Schedule
UW Expenses	Underwritten Financial Schedule
UW Replacement Reserves	Underwritten Financial Schedule
UW TI/LC	Underwritten Financial Schedule
UW Vacancy	Underwritten Financial Schedule
ADR ($)	Underwritten Financial Schedule
RevPar ($)	Underwritten Financial Schedule
Replacement Reserve taken at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Replacement Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Replacement Reserve Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage

A-6

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Replacement Reserve Interest To Borrower	Loan Agreement, Reserve Agreement, Mortgage
TI/LC taken at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly TI/LC	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Reserve Interest To Borrower	Loan Agreement, Reserve Agreement, Mortgage
Tax at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Tax Constant / Escrow	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Reserve Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Reserve Interest To Borrower	Loan Agreement, Reserve Agreement, Mortgage
Insurance at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Monthly Insurance Constant / Escrow	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Reserve Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Reserve Interest To Borrower	Loan Agreement, Reserve Agreement, Mortgage
Engineering Reserve taken at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Engineering Reserve Interest to Borrower	Loan Agreement, Reserve Agreement, Mortgage
Confirm Required Repairs are escrowed at 125% (Yes/No)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Reserve at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage

A-7

ATTACHMENT A

Attribute	Source Document(s)
Monthly Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Description Other Reserve	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Reserve Interest to Borrower	Loan Agreement, Reserve Agreement, Mortgage
Borrower	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Related Principal	Guaranty of Recourse Obligations
Owner Occupancy > 5%	Underwritten Rent Roll, Underwritten Financial Schedule, Borrower Rent Roll
Sponsor	Guaranty of Recourse Obligations
Earthquake Insurance (Y/N)	Insurance Certificate, Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate, Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate, Insurance Review
Environmental Insurance (Y/N)	Insurance Certificate, Insurance Review
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Environmental Report
Date of Seismic Report	Seismic Report
PML/SEL (%)	Seismic Report
Franchise Flag	Franchise Agreement, Appraisal
Franchise Agreement Expiration Date	Franchise Agreement, Appraisal
SPE	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Independent Director (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-8

ATTACHMENT A

Attribute	Source Document(s)
Non-Consolidation Opinion (Yes/No)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Non-consolidation letter
Single Tenant (Yes/No)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Guarantor	Guaranty of Recourse Obligations
Warm Body Guarantor Y/N	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Property Manager	Loan Agreement, Management Agreement, Assignment of Management Agreement, Loan Seller
TIC	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Loan Purpose	Closing Statement, Loan Agreement
Previous Securitization	Provided by Loan Seller
Assumption Fee	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Letter of Credit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Letter of Credit
Earnout/Holdback	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Letter of Credit
Earnout/Holdback Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Letter of Credit
Total Administrative Fee	Provided by Loan Seller
Sub Serviced (Y/N)	Provided by Loan Seller
Sub Servicer Name	Provided by Loan Seller
Sub Servicer Cashiering	Provided by Loan Seller
Sub Servicer Fee Rate	Provided by Loan Seller
Master	Provided by Loan Seller
Primary	Provided by Loan Seller
Trustee/Administrator Fee	Provided by Loan Seller
Asset Representations Reviewer	Provided by Loan Seller

A-9

ATTACHMENT A

Attribute	Source Document(s)
Operating Advisor Fee	Provided by Loan Seller
CREFC Fee	Provided by Loan Seller
Servicing Fee	Provided by Loan Seller
Credit Estimate	Provided by Loan Seller
Loan Status	Provided by Loan Seller
Coop -Rental Value	Provided by Loan Seller
Coop - LTV as Rental	Provided by Loan Seller
Coop - Unsold Percent	Provided by Loan Seller
Coop - Sponsor Units	Provided by Loan Seller
Coop - Investor Units	Provided by Loan Seller
Coop - Coop Units	Provided by Loan Seller
Coop - Sponsor/Investor Carry	Provided by Loan Seller
Coop - Committed Secondary Debt	Provided by Loan Seller

A-10

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-Off Balance divided by Units/Rentable Square Ft. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, the sum of the Cut-Off Balance and Non-Trust Pari Passu Cut-off Date Balance, divided by Units /Rentable Square Ft.
Cut-Off Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Act/360), Seasoning as of Cut-off Date (Months), Original IO Period (Months), First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment. Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
% of Total Cut-off Date Pool Balance	Cut-off Balance divided by the aggregate Cut-Off Balance of all Mortgage Loans.
LTV at Cut-off	Cut-Off Balance divided by Appraisal Value. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, the sum of the Cut-Off Balance and Non-Trust Pari Passu Cut-off Date Balance, divided by Appraisal Value.
Maturity Balance	Recompute using the Original Balance, Interest Calculation (30/360 / Act/360), Seasoning as of Cut-off Date (Months), Original Interest Only Period(Months), First Payment Date, Maturity/ARD Date, Interest Rate and Monthly Debt Service Payment (After IO). Assume that all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service Payment (After IO) that is due on the “Maturity/ARD Date.
LTV at Maturity	Maturity Balance divided by Appraisal Value. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, the sum of the Maturity Balance and Non-Trust Pari Passu Balloon Balance, divided by Appraisal Value.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
U/W NOI Debt Yield	UW NOI divided by Cut-off Balance. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NOI divided by the sum of the Cut-Off Balance and Non-Trust Pari Passu Cut-off Date Balance.
U/W NCF Debt Yield	UW NCF divided by Cut-off Balance. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NCF divided by the sum of the Cut-Off Balance and Non-Trust Pari Passu Cut-off Date Balance.
NOI Debt Yield at Maturity	UW NOI divided by Maturity Balance. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NOI divided by the sum of the Maturity Balance and Non-Trust Pari Passu Balloon Balance.
NCF Debt Yield at Maturity	UW NCF divided by Maturity Balance. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NCF divided by the sum of the Maturity Balance and Non-Trust Pari Passu Balloon Balance.
"As is" Cut-off Date LTV	Cut-Off Balance divided by "As is" Appraisal Value. In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, the sum of the Cut-Off Balance and Non-Trust Pari Passu Cut-off Date Balance, divided by "As is" Appraisal Value.
Monthly Debt Service Payment (Current)	For “Interest Only” and “Interest Only, then Amortizing” Mortgage Loans, a computation in which the Original Balance was multiplied by the Interest Rate and then multiplied by the Interest Calculation (30/360 / Actual/360) and divided by 12. For amortizing balloon Mortgage Loans, the monthly debt service payment amount, as stated in the Loan Agreement
Monthly Debt Service Payment (After IO)	For “Interest Only” and “Interest Only, then Amortizing” Mortgage Loans, equal to Monthly Debt Service Payment (Initial). For “Interest Only, then Amortizing” Mortgage Loans, the monthly debt service payment amount as stated in the Loan Agreement, Promissory Note, Note Splitter Agreement.
Annual Debt Service Payment (Current)	Monthly Debt Service Payment (Current) rounded to two decimals and multiplied by 12.
Annual Debt Service Payment (After IO)	Monthly Debt Service Payment (After IO) rounded to two decimals and multiplied by 12.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Pari Passu Companion Loan Monthly Debt Service Payment (Current)	For “Interest Only” and “Interest Only, then Amortizing” Mortgage Loans, a computation in which the respective loan's Non-Trust Pari Passu Original Balance is multiplied by the Interest Calculation (30/360 / Actual/360) and the Interest Rate divided by 12. For “Amortizing Balloon” Mortgage Loans, a computation of the principal balance outstanding as of the respective loan’s monthly debt service based upon the respective loan’s Non-Trust Pari Passu Original Balance, Original Amort. Term (Months), Interest Calculation (30/360 / Actual/360) and Interest Rate.
Pari Passu Companion Loan Monthly Debt Service Payment (After IO)	For “Interest Only” and “Interest Only, then Amortizing” loans, equal to Non-Trust Pari Passu Monthly Debt Service Payment (Initial). For “Interest Only, then Amortizing” Mortgage Loans, the monthly debt service payment amount as stated in the Loan Agreement, Promissory Note, Note Splitter Agreement.
Original Amort. Term (Months)	Recompute by using the Original Balance, Interest Rate and Monthly Debt Service Payment (Current) for Mortgage Loans identified in the Data File from which the Amortization Type characteristic is 'Amortizing', (the "Balloon Loans"). For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is 'Partial IO' (the "Partial Interest Only Loans"), use the Monthly Debt Service Payment after the expiration of the interest only period. For the Mortgage Loans identified in the Data File for which the Amortization Type characteristic is 'Interest Only') is shown as '0', (the "Interest Only Loans").
Original Balloon Term (Months)	Number of payments between and including the Maturity/ARD Date and the First Payment Date.
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date.
Remaining Term to Amortization (Months)	Computation in which the number of months of Seasoning, as of Cut-off Date (Months), that exceed the Original Interest Only Period (Months) was subtracted from the Original Amort. Term (Months).
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning as of the Cut-off Date (Months).
Rem IO Period	Original IO Period (Months) minus Seasoning as of the Cut-off Date (Months).

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt Cut-off Balance per Unit	Sum of Cut-off Balance, Non-Trust Pari Passu Cut-off Date Balance, and Existing Additional Debt Amount divided by Units/Rentable Square Ft.
Total Debt Balance per Unit at Maturity	Sum of Maturity Balance, Non-Trust Pari Passu Balloon Balance, and Existing Additional Debt Amount divided by Units/Rentable Square Ft.
Total Debt LTV at Cut-off	Sum of Cut-off Balance, Non-Trust Pari Passu Cut-off Date Balance, and Existing Additional Debt Amount divided by Appraisal Value.
Total Debt LTV at Maturity	Sum of Maturity Balance, Non-Trust Pari Passu Balloon Balance, and Existing Additional Debt Amount divided by Appraisal Value
Total Debt U/W NOI Debt Yield	UW NOI divided by sum of Cut-off Balance, Non-Trust Pari Passu Cut-off Date Balance, and Existing Additional Debt Amount.
Total Debt U/W NCF Debt Yield	UW NCF divided by sum of Cut-off Balance, Non-Trust Pari Passu Cut-off Date Balance, and Existing Additional Debt Amount.
Total Debt NOI Debt Yield at Maturity	UW NOI divided by sum of Maturity Balance, Non-Trust Pari Passu Balloon Balance, and Existing Additional Debt Amount.
Total Debt NCF Debt Yield at Maturity	UW NCF divided by sum of Maturity Balance, Non-Trust Pari Passu Balloon Balance, and Existing Additional Debt Amount.
Total Debt UW NOI DSCR (After IO Period)	UW NOI divided by the sum of the Annual Debt Service Payment (After IO) and the existing additional financing annual debt service payment.
Total Debt UW NCF DSCR (After IO Period)	UW NCF divided by the sum of the Annual Debt Service Payment (After IO) and the existing additional financing annual debt service payment.
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Units/Rentable Square Ft.

B-4

ATTACHMENT B

Attribute	Calculation Methodology
Major % of Sq. Ft. # 5	Major Tenant Sq. Ft. # 5 divided by Units/Rentable Square Ft.
Most Recent NOI	Most Recent EGI minus Most Recent Expenses.
Most Recent NCF	Most Recent NOI minus capital reserves and tenant improvement reserves.
Second Most Recent NOI	Second Most Recent EGI minus Second Most Recent Expenses.
Second Most Recent NCF	Second Most Recent NOI minus capital reserves and tenant improvement reserves.
Third Most Recent NOI	Third Most Recent EGI minus Third Most Recent Expenses.
Third Most Recent NCF	Third Most Recent NOI minus capital reserves and tenant improvement reserves.
UW NCF DSCR (Current)	UW NCF divided by the sum of Annual Debt Service Payment (Current) and annualized Pari Passu Companion Loan Monthly Debt Service Payment (Current).
UW NCF DSCR (After IO Period)	UW NCF divided by Annual Debt Service Payment (After IO). In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NCF divided by the sum of the Annual Debt Service Payment (After IO) and
UW NOI DSCR (Current)	UW NOI divided by the sum of Annual Debt Service Payment (Current) and annualized Pari Passu Companion Loan Monthly Debt Service Payment (Current).
UW NOI DSCR (After IO Period)	UW NOI divided by Annual Debt Service Payment (After IO). In the case of Mortgage Loan indicated as “Yes” in the Pari Passu Debt (Yes/No) field, UW NOI divided by the sum of the Annual Debt Service Payment (After IO) and
UW NOI	UW EGI minus UW Expenses
UW NCF	UW NOI minus UW Replacement Reserves and UW TI/LC.

B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Loan Seller,” we were instructed by the Loan Sellers to assume the attribute is accurate and not to perform any procedure.
2.	We were instructed by the applicable Loan Seller to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute:
Loan Seller	Mortgage Loan	Compared Attribute	Loan Seller Instruction
CCRE	Grand Canal Shoppes	Address	Provided by Loan Seller
CCRE	Grand Canal Shoppes	First Payment Date	Provided by Loan Seller
CCRE	10-14 New Bond	Address	Provided by Loan Seller
CCRE	10-14 New Bond	Most Recent # of Months	Provided by Loan Seller
CCRE	The Centre	Interest Rate	Provided by Loan Seller
Starwood	Hilton Portfolio	Appraisal Value	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Original Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Cut-off Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Maturity Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Non-Trust Pari Passu Original Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Non-Trust Pari Passu Cut-off Date Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Non-Trust Pari Passu Balloon Balance	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Existing Additional Debt (Yes/No)	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Existing Additional Debt Amount	Provided by Loan Seller
CCRE	Grand Canal Shoppes	Existing Additional Debt Description	Provided by Loan Seller

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